Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidated Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 17,064	$ 57,265	$ 37,098	$ (50,645)	$ (14,708)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	97,674	85,357	113,017	112,136	115,030
Loss on extinguishment of debt	5,218	1,766	2,130		7,209
Gain on disposition of assets	(2,759)	(2,466)	(1,974)	(3,659)	(4,620)
Deferred income tax expense	12,872	8,403	15,837	(48,375)	(1,308)
Impairment and other charges				170,000
Provision for reduction in carrying value of certain assets			0	1,350	1,952
Expenses not requiring cash	9,928	15,724	22,600	12,833	14,829
Equity in net earnings of subsidiaries	0	0
Change in accounts receivable	(28,605)	24,648	15,241	(6,841)	20,752
Change in other assets	(1,346)	564	(1,522)	(1,050)	3,231
Change in other assets					(594)
Change in accrued income taxes	2,877	(3,049)	(6,102)	2,141	(4,124)
Change in liabilities	12,412	(10,185)	(2,657)	(22,767)	(14,992)
Net cash provided by (used in) operating activities	125,335	178,027	189,699	225,885	123,550
Cash flows from investing activities:
Capital expenditures	(102,856)	(147,658)	(191,543)	(190,399)	(219,184)
Proceeds from the sale of assets	5,533	3,496	3,937	5,535	6,475
Proceeds from insurance settlements				250
Acquisition of ITS, net of cash acquired	(117,991)
Intercompany dividend payment		0
Net cash (used in) investing activities	(215,314)	(144,162)	(187,606)	(184,614)	(212,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	350,000	130,000	130,000	50,000	300,000
Proceeds from draw on revolver credit facility			7,000		25,000
Paydown on senior notes	(125,000)	(125,000)	(125,000)		(225,000)
Paydown on term note	(50,000)	(18,000)	(18,000)	(21,000)	(12,000)
Paydown on revolver credit facility				(25,000)	(42,000)
Payment of debt issuance costs	(10,981)	(3,516)	(4,859)	(504)	(7,976)
Payment of debt extinguishment costs		(519)	(555)		(7,466)
Proceeds from stock options exercised				183	26
Excess tax benefit from stock-based compensation	531	(572)	(662)	1,488	1,203
Intercompany advances, net	0	0
Net cash provided by (used in) financing activities	164,550	(17,607)	(12,076)	5,167	31,787
Net change in cash and cash equivalents	74,571	16,258	(9,983)	46,438	(57,372)
Cash and cash equivalents at beginning of year	87,886	97,869	97,869	51,431	108,803
Cash and cash equivalents at end of year	162,457	114,127	87,886	97,869	51,431
Parent [Member]
Cash flows from operating activities:
Net income (loss)	16,843	57,411	37,313	(50,451)	(14,461)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0
Loss on extinguishment of debt	5,218	1,766	2,130		7,209
Gain on disposition of assets	0	0
Deferred income tax expense	(2,860)	5,940	2,257	31,518	(4,845)
Expenses not requiring cash	10,494	13,264	16,558	16,411	14,829
Equity in net earnings of subsidiaries	(36,330)	(61,553)	(43,884)	23,484	22,962
Change in accounts receivable	(899)	(291)	(445)	(288,333)	16,178
Change in other assets	3,045	(32,874)	1,649	62,173
Change in other assets					(2,505)
Change in accrued income taxes	358	(5,068)	(4,055)
Change in liabilities	14,222	12,917	3,914	(10,454)	(144)
Net cash provided by (used in) operating activities	10,091	(8,488)	15,437	(215,652)	39,223
Cash flows from investing activities:
Capital expenditures	0	0
Proceeds from the sale of assets	0	0
Acquisition of ITS, net of cash acquired	0
Intercompany dividend payment		(8,387)	(8,387)
Net cash (used in) investing activities	0	(8,387)	(8,387)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	350,000	130,000	130,000	50,000	300,000
Proceeds from draw on revolver credit facility			7,000		25,000
Paydown on senior notes	(125,000)	(125,000)	(125,000)		(225,000)
Paydown on term note	(50,000)	(18,000)	(18,000)	(21,000)	(12,000)
Paydown on revolver credit facility				(25,000)	(42,000)
Payment of debt issuance costs	(10,981)	(3,516)	(4,859)	(504)	(7,976)
Payment of debt extinguishment costs		(519)	(555)		(7,466)
Proceeds from stock options exercised				183	26
Excess tax benefit from stock-based compensation	531	(572)	(662)	1,488	1,203
Intercompany advances, net	(127,376)	56,280	(8,393)	252,320	(115,364)
Net cash provided by (used in) financing activities	37,174	38,673	(20,469)	257,487	(83,577)
Net change in cash and cash equivalents	47,265	21,798	(13,419)	41,835	(44,354)
Cash and cash equivalents at beginning of year	42,251	55,670	55,670	13,835	58,189
Cash and cash equivalents at end of year	89,516	77,468	42,251	55,670	13,835
Guarantor [Member]
Cash flows from operating activities:
Net income (loss)	27,612	63,505	54,961	(49,106)	(1,046)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	57,335	49,127	65,354	62,744	63,402
Loss on extinguishment of debt	0	0
Gain on disposition of assets	(1,917)	(1,168)	(775)	(2,706)	(2,067)
Deferred income tax expense	10,479	4,868	15,429	(57,030)	2,323
Impairment and other charges				170,000
Provision for reduction in carrying value of certain assets				1,350	1,952
Expenses not requiring cash	591	689	33,644	376
Equity in net earnings of subsidiaries	0	0
Change in accounts receivable	(7,951)	766	(1,788)	347,344	(14,763)
Change in other assets	4,580	61,320	2,060	(16,724)
Change in other assets					(13,454)
Change in accrued income taxes	(85)	1,832	220
Change in liabilities	(2,116)	(21,430)	(4,158)	(53,404)	7,793
Net cash provided by (used in) operating activities	88,528	159,509	164,947	402,844	44,140
Cash flows from investing activities:
Capital expenditures	(66,956)	(139,618)	(176,333)	(174,999)	(169,784)
Proceeds from the sale of assets	2,751	1,667	2,062	4,335	4,646
Proceeds from insurance settlements				250
Acquisition of ITS, net of cash acquired	(292)
Intercompany dividend payment		(4,357)	(4,357)
Net cash (used in) investing activities	(64,497)	(142,308)	(178,628)	(170,414)	(165,138)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Paydown on senior notes	0	0
Paydown on term note	0	0
Payment of debt issuance costs	0	0
Payment of debt extinguishment costs		0
Excess tax benefit from stock-based compensation	0	0
Intercompany advances, net	(13,781)	(13,507)	20,492	(230,535)	121,547
Net cash provided by (used in) financing activities	(13,781)	(13,507)	20,492	(230,535)	121,547
Net change in cash and cash equivalents	10,250	3,694	6,811	1,895	549
Cash and cash equivalents at beginning of year	11,023	4,212	4,212	2,317	1,768
Cash and cash equivalents at end of year	21,273	7,906	11,023	4,212	2,317
Non-Guarantor [Member]
Cash flows from operating activities:
Net income (loss)	8,939	42,011	32,816	25,428	(12,163)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	40,339	36,230	47,663	49,392	51,628
Loss on extinguishment of debt	0	0
Gain on disposition of assets	(842)	(1,298)	(1,199)	(953)	(2,553)
Deferred income tax expense	5,253	(2,405)	(1,849)	(22,863)	1,214
Expenses not requiring cash	(1,157)	1,770	(27,602)	(3,954)
Equity in net earnings of subsidiaries	0	0
Change in accounts receivable	(19,755)	24,173	17,474	(65,852)	19,337
Change in other assets	(8,971)	(27,882)	(9,200)	16,404
Change in other assets					15,365
Change in accrued income taxes	2,604	187	(2,267)
Change in liabilities	306	(1,672)	(2,413)	41,091	(22,641)
Net cash provided by (used in) operating activities	26,716	71,114	53,423	38,693	50,187
Cash flows from investing activities:
Capital expenditures	(35,900)	(8,040)	(15,210)	(15,400)	(49,400)
Proceeds from the sale of assets	2,782	1,829	1,875	1,200	1,829
Acquisition of ITS, net of cash acquired	(117,699)
Intercompany dividend payment		(31,364)	(31,364)		(10,000)
Net cash (used in) investing activities	(150,817)	(37,575)	(44,699)	(14,200)	(57,571)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Paydown on senior notes	0	0
Paydown on term note	0	0
Payment of debt issuance costs	0	0
Payment of debt extinguishment costs		0
Excess tax benefit from stock-based compensation	0	0
Intercompany advances, net	141,157	(42,773)	(12,099)	(21,785)	(6,183)
Net cash provided by (used in) financing activities	141,157	(42,773)	(12,099)	(21,785)	(6,183)
Net change in cash and cash equivalents	17,056	(9,234)	(3,375)	2,708	(13,567)
Cash and cash equivalents at beginning of year	34,612	37,987	37,987	35,279	48,846
Cash and cash equivalents at end of year	51,668	28,753	34,612	37,987	35,279
Eliminations [Member]
Cash flows from operating activities:
Net income (loss)	(36,330)	(105,662)	(87,992)	23,484	12,962
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0
Loss on extinguishment of debt	0	0
Gain on disposition of assets	0	0
Deferred income tax expense	0	0
Expenses not requiring cash	0	1
Equity in net earnings of subsidiaries	36,330	61,553	43,884	(23,484)	(22,962)
Change in accounts receivable	0	0
Change in other assets	0	0
Change in accrued income taxes	0	0
Change in liabilities	0	0
Net cash provided by (used in) operating activities	0	(44,108)	(44,108)		(10,000)
Cash flows from investing activities:
Capital expenditures	0	0
Proceeds from the sale of assets	0	0
Acquisition of ITS, net of cash acquired	0
Intercompany dividend payment		44,108	44,108		10,000
Net cash (used in) investing activities	0	44,108	44,108		10,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Paydown on senior notes	0	0
Paydown on term note	0	0
Payment of debt issuance costs	0	0
Payment of debt extinguishment costs		0
Excess tax benefit from stock-based compensation	0	0
Intercompany advances, net	0	0
Net cash provided by (used in) financing activities	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0